Unaudited Summarized Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Unaudited Summarized Quarterly Financial Information

Note 21— Unaudited Summarized Quarterly Financial Information

Summarized unaudited quarterly financial information for the years ended December 31, 2012 and 2011 is as follows (in thousands except per share data):

	Predecessor	Successor
	Period from January 1 through February 24, 2012	Period from February 25 through March 31, 2012
			Three Months Ended
			June 30,	September 30,	December 31,
			2012	2012	2012
Sales	$16,687	$15,109	$145,051	$85,942	$102,833
Cost of sales	(14,598)	(13,063)	(131,272)	(70,795)	(82,859)

Gross profit	2,089	2,046	13,779	15,147	19,974
Other income, costs and expenses, net	226,408	(7,028)	(14,836)	(14,681)	(21,262)

Net income (loss)	228,497	(4,982)	(1,057)	466	(1,288)

Net income (loss) available to common stockholders	$228,383	$(5,351)	$(2,550)	$(1,507)	$(2,194)

Income (loss) per common share, basic and diluted	$228,383	$(0.06)	$(0.03)	$(0.01)	$(0.02)

	Predecessor
	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2011	2011	2011	2011
Sales	$36,574	$57,795	$53,703	$58,983
Cost of sales	(31,885)	(51,121)	(46,645)	(59,072)

Gross profit (loss)	4,689	6,674	7,058	(89)
Other income, costs and expenses, net	(15,866)	(17,759)	(46,758)	(130,837)

Net loss	(11,177)	(11,095)	(39,700)	(130,926)
Net loss attributable to William Lyon Homes	$(11,225)	$(11,171)	$(39,634)	$(131,300)

Loss per common share, basic and diluted	$(11,225)	$(11,171)	$(39,634)	$(131,300)